Segment information - Narrative (Details)	6 Months Ended
Jun. 30, 2024 salesChannel Reporting_Segment
Disclosure of operating segments [line items]
Number of co-founders	3
Number of co-CEOs	2
Number of reporting segments | Reporting_Segment	1